Equity (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Common Shares Isuued and Outstanding

Estre Ambiental, Inc.	Number of Shares	Ownership Interest
Shareholder
Ordinary Shares
BTG Pactual G7 Holding S.A (*)	20,062,197	44.0%
Avenue Boulevard Co-Investment Vehicle, LLC	10,440,000	22.9%
Cygnus Asset Holding Ltd	2,709,756	5.9%
Lyra Asset Holding Ltda.	2,505,169	5.5%
Other	9,919,610	21.7%

	45,636,732	100.0%
Class B Shares
Former Boulevard SPAC Holders	5,550,000	100.0%

(*)

Includes shares held by BTG Pactual Principal Investments Fundo de Investimento em Participações Multiestratégia, Banco BTG Pactual S.A., Fundo de Investimento em Participações Turquesa - Multiestratégia Investimento no Exterior, Iron Fundo de Investimento em Participações - Multiestratégia Investimento no Exterior, and Fundo de Investimento Credito Privado LS Investimento no Exterior.

Summary of Option Price and Significant Assumptions

The options were priced based on the “Black & Scholes” model and the significant assumptions included in the model in 2015 were:

Details	Plan 1	Plan 2	Plan 3
Start date (first grant)	10/28/2015	10/28/2015	10/28/2015
Number of options - TBO (thousands)	2,486	432	649
Exercise value - R$	0.9250	0.9250	0.9250
Expected volatility	24.03%	24.03%	24.03%
Future risk-free rate - p.a.	14.48%	14.48%	14.48%
Estimated maturity term (weighted average in years)	0.6778	1.1287	1.9176
Fair value of option - R$	11.58	11.63	11.72

Summary of Changes in Stock Option Plan	Changes in the stock option plan are detailed below:

Options
December 31, 2016	571
Expired	(70)
Exercised	(357)

December 31, 2017	144
Exercised	(144)

December 31, 2018	—

Summary of Compensation Expense be Recognized in Future Service Period	Compensation expense to be recognized for future service period is as follows:

Amount
Year
2019	15,221
2020	8,175
2021	3,448

Total	26,844